Restatement of Previously Issued Financial Statements (Details 2) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Net loss		$ (534,344)			$ (109,449)
As Reported [Member]
Transaction costs allocable to warrant liabilities
Change in fair value of warrant liabilities
Net loss	372,169	$ (67,402)	266,099	192,245	(154,520)
Initial classification of Class A ordinary shares subject to possible redemption		76,034,560
Change in value of Class A ordinary shares subject to possible redemption	372,161	$ (21,191)	266,099	192,238	(154,520)
Period Adjustment [Member]
Transaction costs allocable to warrant liabilities		(187,916)
Change in fair value of warrant liabilities	(4,369,637)	(279,026)	(3,925,561)	(1,885,154)	(45,071)
Net loss	4,369,637	$ (466,942)	3,925,561	1,885,154	45,071
Initial classification of Class A ordinary shares subject to possible redemption		(8,799,140)
Change in value of Class A ordinary shares subject to possible redemption	4,369,645	$ (279,026)	3,925,561	1,885,161	45,071
As Restated [Member]
Transaction costs allocable to warrant liabilities		(187,916)
Change in fair value of warrant liabilities	(4,369,637)	(279,026)	(3,925,561)	(1,885,154)	(45,071)
Net loss	4,741,806	$ (534,344)	4,191,660	2,077,399	(109,449)
Initial classification of Class A ordinary shares subject to possible redemption		67,235,420
Change in value of Class A ordinary shares subject to possible redemption	$ 4,741,806	$ (300,217)	$ 4,191,660	$ 2,077,399	$ (109,449)